Shareholder Report, Average Annual Return (Details) 197970_US Treasury 2 Year Note ETF_TF_TSR Annual {TF}	12 Months Ended	49 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 2 Year Note ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 2 Year Note ETF
Average Annual Return, Percent	2.18%	2.91%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	1.30%
ICE BofA U.S. Treasury Current 2 Yr TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Current 2 Yr TR
Average Annual Return, Percent	2.22%	2.93%
Bloomberg U.S. Treasury Bellwether: 2 Year Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 2 Year Total Return USD Unhedged Index
Average Annual Return, Percent	2.30%	3.03%